Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

The Company has evaluated all events or transactions that occurred after December 31, 2014 through the date of filing of the Form 10-K. In the judgment of management, there were no material events that impacted the consolidated financial statements or disclosures.